TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2018
TRADE RECEIVABLES
TRADE RECEIVABLES

NOTE 6 – TRADE RECEIVABLES

Trade receivables consist of the following:

	As of December 31,
Current Trade receivables	2018	2017
Ordinary receivables	19,910	3,242
Contractual asset IFRS 15 (Note 3.u)	62	—
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	92	59
Allowance for doubtful accounts	(2,649)	(713)
	17,415	2,588
Non-current trade receivables
Ordinary receivables	38	—
Contractual asset IFRS 15 (Note 3.u)	23	—
	61	—
Total trade receivables, net	17,476	2,588

Movements in the allowance for current doubtful accounts are as follows:

	Years ended December 31,
	2018	2017
At the beginning of the fiscal year	(713)	(512)
IFRS 9 retained earnings adjustment (Note 3.v)	(245)	—
Additions - Bad debt expenses	(3,527)	(901)
Uses and Currency translation adjustments	1,836	700
At the end of the year	(2,649)	(713)